Share-based Payments (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years	4 years
Annual vesting percentage	25.00%	25.00%
Granting options to holders (in percentage)	95.00%	89.00%
Cash-settled options liability	€ 2,596,000	€ 6,948,000		€ 21,083,000	€ 13,203,000
Intrinsic value of liability for options vested		0		12,890,000	6,554,000
Capital reserves	305,269,000	174,998,000	€ 32,239	66,479,000	66,479,000
2017 ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cash-settled options liability	0	0		€ 21,083,000	€ 13,203,000
Capital reserves	€ 89,916,000	€ 71,990,000